Leases (Details) - Schedule of weighted-average remaining lease terms and discount rates	Dec. 31, 2021	Dec. 31, 2020
Schedule of weighted-average remaining lease terms and discount rates [Abstract]
Weighted-average remaining lease term (years)	8 years 8 months 12 days	2 years 8 months 12 days
Weighted-average discount rate	6.90%	6.00%